Condensed Consolidated Statements of Cash Flows - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating activities:
Net loss	$ (13,042)	$ (12,182)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	485	117	$ 400
Depreciation and amortization	238	143
Non-cash lease expense	120	172
Stock-based compensation	616	129
Change in fair value of warrant liability	(1,731)	120
Loss from disposal of fixed assets	47
Amortization of deferred commission	274	236
Non-cash investment income	(925)
Foreign currency loss, net	1,332	206
Changes in operating assets and liabilities:
Accounts receivable	(12,041)	2,270
Other current assets	(455)	(265)
Other noncurrent assets	33	(111)
Accounts payable and accrued expenses	(606)	3,789
Operating lease liability	(123)	(161)
Deferred revenue	11,708	(1,034)
Net cash used in operating activities	(14,070)	(6,571)
Investing activities:
Purchases of property and equipment	(5)	(95)
Disposal of bonds	25,948
Net cash provided by (used in) investing activities	25,943	(95)
Financing activities:
Proceeds from stock options exercise	184	945
Proceeds from issuance of convertible note		5,000
Settlement of warrant liabilities	(427)
Proceeds from exercise of warrants	2,867
Payment of offering costs related to the Business Combination	(3,569)
Proceeds from the Business Combination	10,509
Repayment of long-term debt	(135)	(142)
Net cash provided by financing activities	9,429	5,803
Effect of exchange rate changes on cash and cash equivalents	1,817	(244)
Net increase (decrease) in cash and cash equivalents	23,119	(1,107)
Cash and cash equivalents at beginning of period	4,756	6,907	6,907
Cash and cash equivalents at end of period	27,875	5,800	4,756	$ 6,907
Supplemental disclosures of cash flow information:
Cash paid for income taxes	56	38
Cash paid for interest	226	21
Purchases of property and equipment included in accounts payable		3
Issuance of Series C Preferred Shares - Exercise of Warrant Liabilities, Fair Value	$ 649
Conversion of Convertible Preferred Shares to Ordinary Shares	210,485
Warrant liabilities assumed in the Business Combination	$ 7,111
Net assets assumed in the Business Combination	883
Reclassification of deferred offering costs related to the Business Combination	9,165
Deferred offering costs related to the Business Combination in accounts payable	2,185
MARIADB CORPORATION AB [Member]
Operating activities:
Net loss			(48,651)	(25,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			400	417
Depreciation and amortization			584	546
Non-cash lease expense			636	656
Stock-based compensation			1,870	518
Change in fair value of warrant liability			5,712	(3,626)
Amortization of debt discount				1,114
Amortization of deferred commission			1,669	600
Loss on extinguishment of debt			148
Foreign currency loss, net			(1,480)	210
Changes in operating assets and liabilities:
Accounts receivable			(2,091)	(2,295)
Other current assets			(13,450)	(1,829)
Other noncurrent assets			(545)	(116)
Accounts payable and accrued expenses			4,064	2,370
Operating lease liability			(645)	(661)
Deferred revenue			1,455	9,001
Net cash used in operating activities			(50,324)	(18,537)
Investing activities:
Purchases of property and equipment			(322)	(419)
Acquisition of CubeWerx and Sector 42, net of cash acquired			(1,656)
Purchases of bonds			(35,286)
Disposal of bonds			9,435
Net cash provided by (used in) investing activities			(27,829)	(419)
Financing activities:
Proceeds from stock options exercise			1,116	174
Proceeds from issuance of preferred shares			95,470
Proceeds from issuance of convertible note			5,000
Settlement of warrant liabilities			(7,749)
Repayment of long-term debt			(11,245)	(148)
Net cash provided by financing activities			82,592	26
Effect of exchange rate changes on cash and cash equivalents			(6,590)	99
Net increase (decrease) in cash and cash equivalents			(2,151)	(18,831)
Cash and cash equivalents at beginning of period	$ 4,756	$ 6,907	6,907	25,738
Cash and cash equivalents at end of period			4,756	6,907
Supplemental disclosures of cash flow information:
Cash paid for income taxes			68	84
Cash paid for interest			2,140	1,066
Conversion of debt to Series D Preferred Shares			5,172
Purchases of property and equipment included in accounts payable			7	12
Issuance of Series C Preferred Shares - Exercise of Warrant Liabilities, Fair Value			101
Right-of-use assets obtained in exchange for operating lease liabilities				$ 163
Issuance of common shares—CubeWerx and Sector 42 acquisition			2,056
Contingent consideration—CubeWerx and Sector 42 acquisition			$ 100